Document and Entity Information	3 Months Ended
Mar. 31, 2012
Document And Entity Information
Entity Registrant Name	VALOR GOLD CORP.
Entity Central Index Key	0001504937
Document Type	S-1
Document Period End Date	Mar 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2012

Combined Balance Sheets (Unaudited) (USD $)	Mar. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash	$ 7,800	$ 380,073
Prepaid expenses	27,944	63,677
Due from related parties	689,705	410,322
Total Current Assets	725,449	854,072
Other assets:
Deposits	56,000	51,000
Total Assets	781,449	905,072
CURRENT LIABILITIES:
Accounts payable and accrued expenses	582	24,825
Total Liabilities	582	24,825
MEMBERS' EQUITY
Members' equity	2,000,030	2,000,030
Accumulated deficit	(1,219,163)	(1,119,783)
Total Members' Equity	780,867	880,247
Total Liabilities and Members' Equity	$ 781,449	$ 905,072

Combined Statements of Operations (Unaudited) (USD $)	3 Months Ended	11 Months Ended
	Mar. 31, 2012	Mar. 31, 2012
Income Statement [Abstract]
Revenues
Operating expenses:
Exploration cost	51,585	921,201
Compensation	38,443	236,970
General and administrative expenses	9,352	60,992
Total operating expenses	99,380	1,219,163
Net Loss	$ (99,380)	$ (1,219,163)

Combined Statements of Cash Flows (Unaudited) (USD $)	3 Months Ended	11 Months Ended
	Mar. 31, 2012	Mar. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (99,380)	$ (1,219,163)
Adjustments to reconcile net loss from operations to net cash used in operating activities, changes in assets and liabilities:
Prepaid expenses	35,733	(27,944)
Deposits	(5,000)	(56,000)
Accounts payable and accrued expense	(24,243)	582
NET CASH USED IN OPERATING ACTIVITIES	(92,890)	(1,302,525)
CASH FLOWS FROM FINANCING ACTIVITIES:
Members' Contributions		2,000,030
Advance to related parties, net of proceeds from repayment by related party	(279,383)	(689,705)
NET CASH (USED IN) PROVIDED BY FINANCING ACTIVITIES	(279,383)	1,310,325
NET (DECREASE) INCREASE IN CASH	(372,273)	7,800
CASH - beginning of period	380,073
CASH - end of period	$ 7,800	$ 7,800

Organization And Description Of Business	3 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Organization And Description Of Business

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

Organization

Arttor Gold, LLC

Arttor Gold, LLC (“Arttor Gold”), a Nevada limited liability company, was formed and organized on April 28, 2011. Arttor Gold operates as a U.S. based junior gold exploration and mining company. For the period from April 28, 2011 (Inception) to December 31, 2011, the Company had no revenues and recorded transactions related to Arttor Gold’s preliminary exploration activities. Arttor Gold has the rights to explore on two Carlin-type gold properties located in Lander County, Nevada, known as Red Rock and North Battle Mountain. The liability of the member of Arttor Gold is limited to the member’s capital contributions.

On May 24, 2011, Pershing Gold Corporation  (“Pershing Gold”) (formerly Sagebrush Gold Ltd.), entered into four limited liability company membership interests purchase agreements (the “Agreements”) with the former owners of Arttor Gold.  Each of the former owners of Arttor Gold, sold their interests in Arttor Gold in privately negotiated sales resulting in Pershing Gold acquiring 100% of Arttor Gold.  Pursuant to the Agreements, Pershing Gold issued 8,000,000 shares of its preferred stock, designated Series B Convertible Preferred Stock and 13,000,000 shares of its Common Stock in exchange for 100% membership interests in Arttor Gold.  Each share of Series B Preferred Stock is convertible into one share each of the Pershing’s Gold common stock. As a result of this transaction, on May 24, 2011, Arttor Gold became a wholly-owned subsidiary of Pershing Gold.

Noble Effort Gold, LLC

Noble Effort Gold, LLC (“Noble Effort”), a Nevada corporation, was formed in June 2011 to explore potential acquisitions of natural resources properties suitable for exploration and development.

Red Battle Corp. (“Red Battle”) was formed in the state of Delaware on April 30, 2012. On May 22, 2012, Pershing Gold purchased 100% of the issued and outstanding common stock of Red Battle, causing Red Battle to become Pershing Gold's wholly owned subsidiary. On May 23, 2012, Pershing Gold assigned all of the outstanding membership interests of Arttor Gold and Noble Effort to Red Battle. Effective May 23, 2012, Red Battle, a Delaware corporation, is the owner of all of the outstanding membership interests of each of Arttor Gold and Noble Effort and such Company became wholly owned subsidiaries of Red Battle.

Going Concern

The unaudited combined financial statements have been prepared on a going concern basis which assumes the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future.  The Company has incurred losses since inception resulting in an accumulated deficit of $1,219,163 as of March 31, 2012, negative cash flows from operating activities and net loss of $92,890 and $99,380, respectively, for the three months ended March 31, 2012.  The Company anticipates further losses in the development of its business raising substantial doubt about the Company’s ability to continue as a going concern.  The ability to continue as a going concern is dependent upon the Company generating profitable operations in the future and/or to obtain the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due. The Company’s ability to raise additional capital through the future issuances of common stock is unknown. The obtainment of additional financing, the successful development of the Company’s contemplated plan of operations, and its transition, ultimately, to the attainment of profitable operations are necessary for the Company to continue operations. The ability to successfully resolve these factors raise substantial doubt about the Company’s ability to continue as a going concern. The combined financial statements of the Company do not include any adjustments that may result from the outcome of these aforementioned uncertainties.

Summary Of Significant Accounting Policies	3 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Summary Of Significant Accounting Policies

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The financial statements of Arttor Gold and Noble Effort (collectively the “Company”) are combined because each company is owned by the same parent company. All significant intercompany accounts and transactions have been eliminated in the combination. All adjustments (consisting of normal recurring items) necessary to present fairly the Company's financial position as of March 31, 2012, and the results of operations and cash flows for the three months ended March 31, 2012 have been included. The results of operations for the three months ended March 31, 2012 are not necessarily indicative of the results to be expected for the full year. The accounting policies and procedures employed in the preparation of these combined financial statements have been derived from the audited financial statements of the Company for the period ended December 31, 2011, which are contained in this Form 8-K. The combined balance sheet as of December 31, 2011 was derived from those financial statements. The combined financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States of America.

Use of estimates

In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the balance sheet, and revenues and expenses for the period then ended.  Actual results may differ significantly from those estimates.

Cash and cash equivalents

The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. The Company places its cash with a high credit quality financial institution. The Company’s account at this institution is insured by the Federal Deposit Insurance Corporation ("FDIC") up to $250,000. In addition to the basic insurance deposit coverage, the FDIC is providing temporary unlimited coverage for non-interest bearing transaction accounts through December 31, 2012. All of our U.S. non-interest bearing cash balances were fully insured at March 31, 2012 due to a temporary U.S. federal program in effect from December 31, 2010 through December 31, 2012. Beginning in 2013, U.S. insurance coverage will revert to $250,000 per depositor at each financial institution. To reduce its risk associated with the failure of such financial institution, the Company evaluates at least annually the rating of the financial institution in which it holds deposits.

Exploration Stage Company

The Company has been in the exploration stage since our formation and has not yet realized any revenues from our planned operations. We have not commenced business operations. The Company is an exploration stage company as defined in Accounting Standards Codification (“ASC”) 915 “Development Stage Entities”.

Fair value of financial instruments

 The Company adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, “Fair Value Measurements and Disclosures”, for assets and liabilities measured at fair value on a recurring basis. ASC 820 establishes a common definition for fair value to be applied to existing US GAAP that require the use of fair value measurements which establishes a framework for measuring fair value and expands disclosure about such fair value measurements.

ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Additionally, ASC 820 requires the use of valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. These inputs are prioritized below:

Level 1:	Observable inputs such as quoted market prices in active markets for identical assets or liabilities
Level 2:	Observable market-based inputs or unobservable inputs that are corroborated by market data
Level 3:	Unobservable inputs for which there is little or no market data, which require the use of the reporting entity’s own assumptions.

The carrying amounts reported in the balance sheet for cash, prepaid expenses, accounts payable, and accrued expenses approximate their estimated fair market value based on the short-term maturity of this instrument.

In addition, FASB ASC 825-10-25 “Fair Value Option” was effective for January 1, 2008. ASC 825-10-25 expands opportunities to use fair value measurements in financial reporting and permits entities to choose to measure many financial instruments and certain other items at fair value.

Prepaid expenses

Prepaid expenses of $27,944 and $63,677 at March 31, 2012 and December 31, 2011, respectively, consist primarily of costs paid for future services which will occur within a year. Prepaid expenses include prepayments in cash of consulting services, and prepaid mining claim fees which are being amortized over the terms of their respective agreements.

Mineral Property

Costs of lease, exploration, carrying and retaining unproven mineral lease properties are expensed as incurred. The Company has chosen to expense all mineral exploration costs as incurred given that it is still in the exploration stage. Once the Company has identified proven and probable reserves in its investigation of its properties and upon development of a plan for operating a mine, it would enter the development stage and capitalize future costs until production is established. When a property reaches the production stage, the related capitalized costs will be amortized, using the units-of-production method over the estimated life of the probable-proven reserves. When the Company has capitalized mineral properties, these properties will be periodically assessed for impairment of value and any diminution in value.

Exploration costs

Exploration costs, which include maintenance, development and exploration of mineral claims, are expensed as incurred.  When it is determined that a mineral deposit can be economically developed as a result of establishing proven and probable reserves, the costs incurred after such determination will be capitalized  and charged to operations on a unit-of-production method based on estimated recoverable reserves.

Bond

The Company posted a surface management bond with Bureau of Land Management (“BLM”) for a total of $55,000 and was included in deposits as reflected in the accompanying combined balance sheets.

Impairment of long-lived assets

Long-lived assets of the Company are reviewed for impairment whenever events or circumstances indicate that the carrying amount of assets may not be recoverable. The Company recognizes an impairment loss when the sum of expected undiscounted future cash flows is less than the carrying amount of the asset. The amount of impairment is measured as the difference between the asset’s estimated fair value and its book value. The Company does not have long-lived assets and therefore did not consider it necessary to record any impairment charges during the three months ended March 31, 2012 and for the period ended December 31, 2011.

Income taxes

The Company is organized as a limited liability company whereby elements of income taxation including income, expense, credits and allowances of the Company are reflected in a proportional basis on the members’ individual income tax returns. Accordingly, there is no provision for income taxes in these financial statements.

Related parties

Parties are considered to be related to the Company if the parties directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. The Company discloses all related party transactions. All transactions shall be recorded at fair value of the goods or services exchanged. Property purchased from a related party is recorded at the cost to the related party and any payment to or on behalf of the related party in excess of the cost is reflected as a distribution to related party.

Recent accounting pronouncements

Accounting standards that have been issued or proposed by FASB that do not require adoption until a future date are not expected to have a material impact on the combined financial statements upon adoption.

Members' Contribution	3 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Members' Contribution

NOTE 3 – MEMBERS’ CONTRIBUTION

In April 2011, three former members of Arttor Gold made an initial capital contribution of $30 to Arttor Gold.

In May 2011, one of the former members of Arttor Gold made an initial capital contribution of $2,000,000 to Arttor Gold.

Related Party Transactions	3 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Related Party Transactions

NOTE 4– RELATED PARTY TRANSACTIONS

As of March 31, 2012 and December 31, 2011, the Company has a receivable from Pershing Gold and one of Pershing Gold’s wholly owned subsidiaries for a total amount of $689,705 and $410,322, respectively. These advances to Pershing Gold and one of Pershing Gold’s wholly owned subsidiaries were for operating expenses. These advances are short-term in nature and non-interest bearing and have been recorded as due from related parties as reflected in the accompanying combined balance sheets.

Mineral Properties	3 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Mineral Properties

NOTE 5 – MINERAL PROPERTIES

North Battle Mountain and Red Rock Mineral Prospects

Arttor Gold LLC has the rights to explore the North Battle Mountain Mineral Prospect located in Lander County, Nevada.

The North Battle Mountain Mineral Prospect is located in Lander County, Nevada, 18 kilometers north of the town of Battle Mountain in north central Nevada.  The property consists of 36 unpatented lode mining claims and encompasses approximately 700 acres.  The North Battle Mountain Mineral Prospect can be accessed from Battle Mountain by a paved county road for about 5.5 miles to the North Battle Mountain rail siding, and then by a graded gravel road from which an unimproved dirt road leads east to the north-central part of the property. In February 2012, Arttor Gold filed for an additional 36 unpatented lode mining claims with BLM located in the North Battle Mountain Mineral Prospect.

The Red Rock Mineral Prospect is located in Lander County, Nevada, 26 miles south of the town of Battle Mountain.  The property consists of five groups of unpatented lode mining claims, totaling 269 claims and encompassing approximately 5,600 acres.  The Red Rock Mineral Prospect can be accessed from Nevada State Highway 305, traveled south from Battle Mountain approximately 26 miles to the Carico Lake Valley/Red Rock Canyon turn-off, then east along an improved gravel road less than a mile to the western claim boundary.  Most of the property is accessible by secondary gravel and unimproved dirt roads. In August 2011, Arttor Gold was granted exclusive right to explore, mine and develop any and all metals, ores and other minerals on the properties which consist of an additional 24 unpatented mining claims under a mining lease agreement with Centerra (US) Inc. In June 2011, Arttor Gold filed for an additional 67 unpatented lode mining claims with BLM located northwest of the Red Rock Mineral Prospect.

The North Battle Mountain and Red Rock Mineral Prospects consist of a total of 432 unpatented lode mining claims.

The exploration rights to most of these properties are held through two amended and restated mining leases dated July 15, 2011 (the “Leger Leases”) between Arttor Gold LLC and Art Leger, Pershing Gold's former geologist and Arttor Gold's former Director of Field Operations, who located the mining claims in 2004, and an additional mining lease dated August 22, 2011 (the “Centerra Lease”) between Arttor Gold LLC and Centerra (US) Inc. (see Note 6).  The Leger Leases grant us the exclusive right to explore, mine and develop gold, silver, palladium, platinum and other minerals on the properties for a term of ten years, and may be renewed in ten year increments.  The terms of the Leger Leases may not exceed 99 years.

The North Battle Mountain and Red Rock Mineral Prospects properties do not currently have any reserves and all activities undertaken and currently proposed are exploratory in nature.

Commitments	3 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Commitments

NOTE 6 – COMMITMENTS

Royalty Agreement - F.R.O.G. Consulting, LLC

On May 24, 2011, Arttor Gold, entered into two lease agreements with F.R.O.G. Consulting, LLC, an affiliate of one of the former members of Arttor Gold, for the Red Rock Mineral Property and the North Battle Mountain Mineral Prospect.  The leases grant the exclusive right to explore, mine and develop gold, silver, palladium, platinum and other minerals on the properties for a term of ten (10) years and may be renewed in ten (10) year increments.  The terms of the Leases may not exceed ninety-nine (99) years. Arttor Gold may terminate these leases at any time.

Arttor Gold is required under the terms of the property lease to make annual lease payments. Arttor Gold is also required to make annual claim maintenance payments to Federal Bureau of Land Management and to the county in which its property is located in order to maintain its rights to explore and, if warranted, to develop its property. If Arttor Gold fails to meet these obligations, it will lose the right to explore for gold on its property.

Until production is achieved, Arttor Gold’s lease payments (deemed “advance minimum royalties”) consist of an initial payment of $5,000 upon signing of each lease, followed by annual payments according to the following schedule for each lease:

Due Date of Advance Minimum Royalty Payment	Amount of Advance Minimum Royalty Payment
1st Anniversary	$15,000
2nd Anniversary	$35,000
3rd Anniversary	$45,000
4th Anniversary	$80,000
5th Anniversary and annually thereafter during the term of the lease	The greater of $100,000 or the U.S. dollar equivalent of 90 ounces of gold

In the event that Arttor Gold produces gold or other minerals from these leases, Arttor Gold’s lease payments will be the greater of (i) the advance minimum royalty payments according to the table above, or (ii) a production royalty equal to 3% of the gross sales price of any gold, silver, platinum or palladium that Arttor Gold recovers and 1% of the gross sales price of any other minerals that Arttor Gold recovers. Arttor Gold has the right to buy down the production royalties on gold, silver, platinum and palladium by payment of $2,000,000 for the first one percent (1%). All advance minimum royalty payments constitute prepayment of production royalties to FROG, on an annual basis.  If the total dollar amount of production royalties due within a calendar year exceed the dollar amount of the advance minimum royalty payments due within that year, Arttor Gold may credit all uncredited advance minimum royalty payments made in previous years against fifty percent (50%) of the production royalties due within that year. The Leases also requires Arttor Gold to spend a total of $100,000 on work expenditures on each property for the period from lease signing until December 31, 2012 and $200,000 on work expenditures on each property per year in 2013 and annually thereafter.

Arttor Gold is required to make annual claim maintenance payments to BLMand to the counties in which its property is located. If Arttor Gold fails to make these payments, it will lose its rights to the property. As of the date of this Report, the annual maintenance payments are approximately $152 per claim, consisting of payments to BLM and to the counties in which Arttor Gold’s properties are located. Arttor Gold’s property consists of an aggregate of 305 lode claims under the lease agreement with F.R.O.G Consulting LLC. The aggregate annual claim maintenance costs are currently approximately $46,000.

On July 15, 2011, Arttor Gold (the “Lessee”) entered into amended and restated lease agreements for the Red Rock Mineral Property and the North Battle Mountain Mineral Prospect by and among Arthur Leger (the “Lessor”) and F.R.O.G. Consulting, LLC (the “Payment Agent”) (collectively the “Parties”) in order to carry out the original intentions of the Parties and to correct the omissions and errors in the original lease, dated May 24, 2011. In the original lease, the Parties intended to identify Arthur Leger as the owner and lessor of the Red Rock Mineral Property and the North Battle Mountain Mineral Prospect and to designate F.R.O.G. Consulting LLC as the Payment Agent and the entity responsible for collecting and receiving all payments on behalf of Lessor. Lessor is the sole member of the Payment Agent and owns 100% of the outstanding membership interests of the Payment Agent. All other terms and conditions of the original lease remain in full force and effect.  Lessor is the former Chief Geologist of Arttor Gold.

Royalty Agreement – Centerra (U.S.) Inc.

In August 2011, Arttor Gold, entered into lease agreements with Centerra (U.S.) Inc. (“Centerra”). The leases grant the exclusive right to explore, mine and develop any and all metals, ores and other minerals on the properties which consist of 24 unpatented mining claims located Lander County, Nevada for a term of ten (10) years and may be renewed in ten (10) year increments. Arttor Gold may terminate these leases at any time.

Arttor Gold is required under the terms of our property lease to make annual lease payments. Arttor Gold is also required to make annual claim maintenance payments to Federal Bureau of Land Management and to the county in which its property is located in order to maintain its rights to explore and, if warranted, to develop its property. If Arttor Gold fails to meet these obligations, it will lose the right to explore for gold on its property. Until production is achieved, Arttor Gold’s lease payments (deemed “advance minimum royalties”) consist of an initial payment of $13,616 upon signing of the lease, followed by annual payments according to the following schedule for each lease:

Due Date of Advance Minimum Royalty Payment	Amount of Advance Minimum Royalty Payment
1st Anniversary	$12,000
On or before each of the 2nd and 3rd Anniversary	15,000
On or before each of the 4th and 5th Anniversary	20,000
On or before each of the 6th and 7th Anniversary	25,000
On or before each of the 8th and 9th Anniversary	30,000
10th Anniversary and subsequent anniversaries so long the agreement shall remain in effect	40,000

In the event that Arttor Gold produces gold or other minerals from these leases, Arttor Gold agrees to pay lessor a production royalty of equal to 4% of net smelter returns for all products extracted, produced and sold from this property after recoupment of the advance minimum royalty payments previously made to lessor pursuant to the payment table above. No production royalty shall be payable on rock, dirt, limestone, or similar materials used by lessee in its operations. Arttor Gold has the right to buy down the production royalties by payment of $1,500,000 for the first one percent (1%) on or before completion of a positive feasibility study and another one percent (1%) by making cash payment of $2,500,000 on or before achievement of commercial production. The Leases also requires Arttor Gold to spend a total of $100,000 on work expenditures on this property for the period from lease signing until 5th anniversary, $150,000 on work expenditures on this property for the period from the 6th anniversary until 10th anniversary and $200,000 on work expenditures on this property per year on the 11th anniversary and annually thereafter. Arttor Gold is required to make annual claim maintenance payments to the Bureau of Land Management and to the counties in which its property is located. If Arttor Gold fails to make these payments, it will lose its rights to the property.

Subsequent Events	3 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Subsequent Events

NOTE 7– SUBSEQUENT EVENTS

Red Battle Corp. (“Red Battle”) was incorporated on April 30, 2012 in the state of Delaware and on May 22, 2012, Pershing purchased 100% of Red Battle's issued and outstanding common stock. On May 23, 2012, Pershing Gold assigned all of the outstanding membership interests of Arttor Gold and Noble Effort to Red Battle. Effective May 23, 2012, Red Battle, a Delaware corporation, is the owner of all of the outstanding membership interests of each of Arttor Gold and Noble Effort and such Companies became wholly owned subsidiaries of Red Battle.

On May 24, 2012 Red Battle and Pershing Gold entered into an Agreement and Plan of Merger (the “Merger Agreement”) with (i) Valor Gold Corp. (formerly Felafel Corp.”) (“Valor Gold”) and (ii) Valor Gold Acquisition Corp., Valor Gold’s newly formed, wholly-owned Delaware subsidiary (“Acquisition Sub”). Upon closing of the transaction contemplated under the Merger Agreement (the “Merger”), Acquisition Sub merged with and into Red Battle, and Red Battle, as the surviving corporation, became a wholly-owned subsidiary of Valor Gold.  As a result of the Merger, Valor Gold acquired certain business and operations from Pershing primarily consisting of junior gold exploration mining claims and related rights held by Arttor Gold and Noble Effort.    At the effective time of the Merger, all of the issued and outstanding shares of capital stock of Red Battle immediately prior to the effective time of the Merger were cancelled and the holder thereof (Pershing) became entitled to the right to receive the following: (i) $2,000,000 in cash (the “Cash Consideration”), (ii) a 5% promissory note in the principal amount of $500,000 due 18 months following the issuance date (the “Note”) and (iii) 25,000,000 shares of Valor Gold’s common stock (the “Stock Consideration”, and, together with the Cash Consideration and the Note, the “Merger Consideration”).  As further consideration for the Merger, (i) Arthur Leger entered into an NSR Agreement with Pershing Royalty Company, a new wholly owned subsidiary of Pershing, granting Pershing Royalty Company a 1% royalty on certain claims; (ii) Mr. Leger agreed to cancel 1,750,000 shares of Pershing’s common stock held by Mr. Leger prior to the Merger; and (iii) Mr. Leger agreed to waive certain royalty payments under the terms of the Lease Agreements with Arttor Gold related to the Red Rocks and North Battle Prospect Claims. Upon the closing of the Merger, Arthur Leger and David Rector were appointed as directors of Valor Gold. In addition, Arthur Leger was appointed as Valor Gold’s new Chief Executive Officer, President, Chief Financial Officer, Treasurer and Secretary.

Under the terms of the Note, all outstanding principal, together with all accrued but unpaid interest, is payable upon the earlier of: (i) the closing of  one or more private placements of Valor Gold’s securities in which Valor Gold receives gross proceeds of at least $7,500,000 or (ii) 18 months following the issuance of the Note.

Pursuant to the Merger Agreement, the maximum aggregate amount of losses for which Pershing shall be liable, except for certain breach of the representations and warranties, shall be limited to $2,500,000. Notwithstanding the foregoing, Pershing’s liability for losses shall be limited to (i) the amount of any unpaid balance due to Pershing under the Note, on a dollar for dollar basis, by way of setoff of the principal balance thereof which shall be applied to the amount of any losses first, and thereafter, (ii) cancellation of up to 10 million of the shares of Common Stock issued to Pershing at closing of the Merger, calculated on the basis of the Fair Market Value of such shares on the date Pershing provides written notice of a claim for indemnification.

On May 24, 2012, Pershing and Arttor Gold assigned their interest in the Centerra properties to Noble Effort.

On May 24, 2012, Mr. Leger agreed to defer receipt from Arttor Gold of the Advance Minimum Royalty Payment in the amount of $15,000 due on the first Anniversary of the lease related to each of North Battle and Red Rock until the second Anniversary date of each such lease.